ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts, Notes, Loans and Financing Receivable	As of December 31, 2015 and 2014 accounts receivable consist of the following:
	2015	2014

Trade Receivables	$14	$—
Due from Licensee	825	—
Total accounts receivable	$839	$—